CURRENT ASSETS (Schedule of Changes in Allowance for Doubtful Debts) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of financial assets [line items]
Balance at beginning of the year | ₪		₪ 2,370	₪ 2,381
Change in allowance doubtful debts | ₪		830	(11)
Balance at end of the year | ₪		₪ 3,200	₪ 2,370
US Dollars [Member]
Disclosure of financial assets [line items]
Balance at beginning of the year | $	$ 686
Change in allowance doubtful debts | $	240
Balance at end of the year | $	$ 926